Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Changes in Issued Capital and Treasury Shares	The tables below summarize the changes in issued capital and treasury shares during 2022:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	38.2	(3 994)	(4 366)
Changes during the period	(2.8)	289	(193)

At the end of the current period	35.5	(3 706)	(4 559)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 123)	—	—	(1 123)
Cash flow hedges	—	(336)	—	(336)
Re-measurements of post-employment benefits	—	—	483	483

Other comprehensive income/(loss)	(1 123)	(336)	483	(976)

As per 31 December 2022	(34 677)	145	(1 021)	(35 553)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Argentinean peso, the Chinese yuan, the Colombian peso and the South Africa rand, partially offset by the weakening of the closing rate of the Euro, which resulted in a net foreign exchange translation adjustment o
f 1 123m US dollar as of 31 December 2022 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 320)	—	—	(4 320)
Cash flow hedges	—	105	—	105
Re-measurements of post-employment benefits	—	—	479	479

Other comprehensive income/(loss)	(4 320)	105	479	(3 736)

As per 31 December 2021	(33 554)	481	(1 504)	(34 577)

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(9 943)	—	—	(9 943)
Cash flow hedges	645	(21)	—	624
Re-measurements of post-employment benefits	—	—	(243)	(243)

Other comprehensive income/(loss)	(9 298)	(21)	(243)	(9 562)

As per 31 December 2020	(29 234)	376	(1 983)	(30 841)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for 2022 is based on the profit attributable to equity holders of AB InBev of

5 969m US dollar (2021: 4 670m US dollar; 2020: 1 405m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2022	2021	2020
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 981	1 972	1 959
Effect of stock lending	30	30	30
Effect of delivery of treasury shares	2	4	9

Weighted average number of ordinary and restricted shares at 31 December	2 013	2 007	1 998

The calculation of diluted earnings per share for 2022 is based on the profit attributable to equity holders of AB InBev of

5 969m US dollar (2021: 4 670m US dollar; 2020: 1 405m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2022	2021	2020
Weighted average number of ordinary and restricted shares at 31 December	2 013	2 007	1 998
Effect of share options, warrants and restricted stock units	37	38	39

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 050	2 045	2 037

The calculation of earnings per share before exceptional items is based on the profit before exceptional items, attributable to equity holders of AB InBev. The calculation of the Underlying EPS is based on the profit before exceptional items, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2022	2021¹	2020¹
Profit attributable to equity holders of AB InBev	5 969	4 670	1 405
Net impact of exceptional items on profit (refer to Note 8)	484	1 054	4 458
Profit from discontinued operations	—	—	(2 055)
Profit before exceptional items, attributable to equity holders of AB InBev	6 454	5 723	3 807
Mark-to-market losses/(gains) on derivatives related to the hedging of share-based payment programs (refer to Note 11)	(331)	23	1 211
Hyperinflation impacts	(30)	28	4

Underlying profit	6 093	5 774	5 022

Summary of Calculation of EPS
The table below sets out the EPS calculation:

Million US dollar	2022	2021	2020
Profit attributable to equity holders of AB InBev	5 969	4 670	1 405
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Basic EPS from continuing and discontinued operations	2.97	2.33	0.70

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	5 969	4 670	(650)
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Basic EPS from continuing operations	2.97	2.33	(0.33)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 454	5 723	3 807
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Basic EPS from continuing operations before exceptional items	3.21	2.85	1.91

Underlying profit	6 093	5 774	5 022
Weighted average number of ordinary and restricted shares	2 013	2 007	1 998

Underlying EPS	3.03	2.88	2.51

Profit attributable to equity holders of AB InBev	5 969	4 670	1 405
Weighted average number of ordinary and restricted shares (diluted)	2 050	2 045	2 037

Diluted EPS from continuing and discontinued operations	2.91	2.28	0.69

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	5 969	4 670	(650)
Weighted average number of ordinary and restricted shares (diluted)	2 050	2 045	1 998

Diluted EPS from continuing operations	2.91	2.28	(0.33)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 454	5 723	3 807
Weighted average number of ordinary and restricted shares (diluted)	2 050	2 045	2 037

Diluted EPS from continuing operations before exceptional items	3.15	2.80	1.87